Schedule of advance to suppliers (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Advance To Suppliers Net
Prepayment for technology outsourcing service			¥ 94,269	¥ 12,046
Accounts recharge for recruitment service	[1]		60,881	11,855
Prepayment for brand promotion			8,738	12,294
Others			1,088	3,358
Less: allowance of credit losses			(174)
Total		$ 23,210	¥ 164,802	¥ 39,553

[1]	The Group engaged third-party suppliers to make the payment of compensation to flexible workers in flexible employment services on behalf of the Group. The Group was required to recharge the accounts in advance before the third-party suppliers make the payment to flexible workers.